Note Popular, Inc. (Holding company only) financial information (Statement of Condition) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and due from banks	$ 388,311	$ 394,035
Money market investments	3,262,286	4,171,048
Debt securities held-to-maturity, at amortized cost	97,662	101,575
Equity securities	159,887	155,584
Allowance for loan losses	477,708	569,348	$ 623,426
Premises and equipment, net	556,650	569,808
Carrying value of equity method Investment	237,081	228,072
Total assets	52,115,324	47,604,577	44,277,337
Liabilities and Stockholders' Equity
Notes Payable	1,101,608	1,256,102
Others	46,296	45,115
Stockholders equity	6,016,779	5,435,057	$ 5,103,905	$ 5,197,957
Total liabilities and stockholders' equity	52,115,324	47,604,577
Popular, Inc. Holding Co.
Assets:
Cash and due from banks	55,956	68,022
Money market investments	221,598	176,256
Debt securities held-to-maturity, at amortized cost	8,726	8,726
Equity securities	10,744	6,693
Other loans	32,027	32,678
Allowance for loan losses	410	155
Premises and equipment, net	3,893	3,394
Carrying value of equity method Investment	75,739	62,781
Other Assets	25,087	20,281
Total assets	6,676,425	6,082,795
Liabilities and Stockholders' Equity
Notes Payable	586,119	584,851
Others	73,596	62,799
Stockholders equity	6,016,710	5,435,145
Total liabilities and stockholders' equity	6,676,425	6,082,795
Popular, Inc. Holding Co. | BPPR and subsidiaries
Assets:
Investment in subsidiaries, at equity	4,233,046	3,813,640
Popular, Inc. Holding Co. | Popular North America and subsidiaries
Assets:
Investment in subsidiaries, at equity	1,749,518	1,648,577
Popular, Inc. Holding Co. | Other non-bank subsidiaries
Assets:
Investment in subsidiaries, at equity	$ 260,501	$ 241,902